Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 90,010,633	$ 82,357,286
Less: allowances for credit losses	(4,186,070)	(2,969,406)
Total accounts receivable, net	85,824,563	79,387,880
Accounts receivable from third parties, net	84,325,038	78,660,700
Related Party [Member]
Schedule of Accounts Receivable [Line Items]
Less: accounts receivable, net, related parties	$ (1,499,525)	$ (727,180)